Pension and Other Postretirement Benefits - Schedule of Estimated Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	$ 122
2014	127
2015	133
2016	137
2017	140
2018 through 2022	764
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	46
2014	47
2015	49
2016	49
2017	49
2018 through 2022	245
Expected Medicare Part D Subsidies [Member]
Defined Benefit Plan Disclosure [Line Items]
2013
2014
2015
2016
2017
2018 through 2022